Derivative Instruments and Hedging Activities - Financial instruments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Estimated reclassification to interest expense		$ 3,526,000
Fair value		250,000,000	$ 85,000,000
Derivatives designated as hedging instruments
Derivative financial instruments
Fair Value Liability	$ (19,049,123)
Derivative Assets (Liabilities), at Fair Value, Net		(8,339,288)
Derivatives designated as hedging instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	250,000,000	250,000,000
Derivatives designated as hedging instruments | Interest rate swap agreements | Other current liabilities
Derivative financial instruments
Fair Value Liability	(5,373,647)
Derivative Assets (Liabilities), at Fair Value, Net		(2,157,324)
Derivatives designated as hedging instruments | Interest rate swap agreements | Other long-term liabilities
Derivative financial instruments
Fair Value Liability	$ (13,675,476)
Derivative Assets (Liabilities), at Fair Value, Net		(6,181,964)
Derivatives not designated as hedging instruments
Derivative financial instruments
Fair Value Liability		(8,339,288)
Derivative Assets (Liabilities), at Fair Value, Net			546,832
Derivatives not designated as hedging instruments | Interest rate swap agreements | Prepaid and other current assets
Derivative financial instruments
Fair Value Liability		(2,157,324)
Derivative Assets (Liabilities), at Fair Value, Net			943,134
Derivatives not designated as hedging instruments | Interest rate swap agreements | Other current liabilities
Derivative financial instruments
Fair Value Liability		$ (6,181,964)
Derivative Assets (Liabilities), at Fair Value, Net			$ (396,302)